Property, equipment and leasehold improvement, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, equipment and leasehold improvement, net
Schedule of property, equipment and leasehold improvement, net

	As of December 31,
	2023	2024
	RMB	RMB
Leasehold improvement	97,509	97,767
Machinery and equipment	123,142	135,155
Land	8,376	7,501
Office building	8,328	7,457
Furniture and office equipment	6,746	1,663
Electronic equipment	1,809	2,759
Transportation equipment	1,349	1,756
Total property, equipment and leasehold improvement	247,259	254,058
Less: accumulated depreciation	(154,656)	(188,169)
Less: accumulated impairment	(15,245)	(15,102)
Property, equipment and leasehold improvement, net	77,358	50,787